Short term loans	12 Months Ended
Dec. 31, 2018
Short term loans
Short term loans

17. Short term loans

Components of the outstanding short term loans are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
RMB denominated	580,600	1,000,000
U.S. dollar denominated	326,710	343,160
Total	907,310	1,343,160

RMB denominated loans:

(a)During the year ended December 31, 2017, the Group entered into a RMB denominated short term bank facility agreement with Industrial Bank for up to RMB179,000 and the borrowing carries fixed interest rate based on the 3-month People's Bank of China's Deposit Benchmarking Rate plus 3.25% per annum. The facility was fully drawn down and outstanding as of December 31, 2017. The Group fully repaid the loan in August 2018.

(b)During the year ended December 31, 2017, the Group entered into a short term loan agreement with the Industrial Bank for a loan of RMB172,000, which was secured by the Group’s short term investments amounting to RMB200,000 and carries fixed interest rate of 4.35%. These bank borrowings was fully repaid in August, 2018.

(c)During the year ended December 31, 2017, the Group entered into a loan agreement with Shanghai Bank for a loan of RMB29,600. The loan was secured by the Group’s short term investments amounting to RMB30,000 and carried fixed interest rate of 5.75% per annum. This loan was fully paid off in January, 2018.

(d)During the year ended December 31, 2017, the Group entered into a RMB denominated revolving credit facility agreement with China Merchants Bank for up to RMB1.2 billion and the borrowing carries fixed interest rate. During the year ended December 31, 2017, the facility was drawn down by RMB200.0 million with a fixed interest rate of 4.35% per annum. The loan was secured by the Group's accounts receivable in the amount of RMB207.7 million. The outstanding balance of short term loans under this agreement was RMB200.0 million as of December 31, 2017 and was fully repaid in February, 2018.

During the year ended December 31, 2018, the facility was drawn down by RMB1.0 billion under the same            revolving credit facility agreement with China Merchants Bank, of which (i) RMB200.0 million was uncollateralized short term loan with a fixed interest rate based on 6-month to 12-month People’s Bank of China’s Deposit Benchmarking minus 9.89% per annum; (ii) separate loan agreements of RMB200.0 million, RMB200.0 million and RMB400.0 million during the year ended December 31, 2018, with fixed interest rates of 4.35%,  4.29% and 3.96% per annum, respectively. These three loans were secured by the Group's accounts receivable in the amount of RMB200.0 million, RMB200.0 million and RMB400.0 million, respectively. The outstanding balance under this agreement was RMB1.0 billion as of December 31, 2018 and will be matured in the first quarter of 2019.

U.S. dollar denominated loans:

(a)During the year ended December 31, 2017, the Group entered into a US$ denominated short term bank facility agreement with an overseas bank for up to US$100,000 (approximately RMB650,630), in which US$50,000 (approximately RMB326,710) was drawn down and outstanding as of December 31, 2017. The facility was pledged by the Group's restricted cash amounting to RMB35,412 and was guaranteed by the Group. The borrowing carries floating interest rate based on the 3-month London Inter-Bank Offered Rate plus 1.05% per annum. The Group made a full repayment in March 2018.

(b)During the year ended December 31, 2018, the Group entered into a US$ denominated short term loan agreement with China Merchants Bank for a loan of US$50,000 (approximately RMB343,160). The loan was pledged by the Group's short term investments amounting to US$200,000 (approximately RMB1.4 billion) and was guaranteed by the Company. The borrowing carries floating interest rate based on 6-month London Inter-Bank Offered Rate plus 0.45% per annum.

In addition, during the year ended December 31, 2018, the Group also entered into RMB denominated short term bank facility agreements with PRC banks for up to RMB250.0 million. Up to December 31, 2018, the facility was not yet utilized.

The weighted average interest rates for the outstanding short term loans during the year ended December 31, 2017 and 2018 were approximately 3.84% and 3.99%, respectively.

There is no financial covenants in respect of the Group's short term loans as of December 31, 2017 and 2018.